Schedule of Investments (unaudited)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Apparel — 0.5%
NIKE Inc.
2.85%, 03/27/30 (Call 12/27/29)	$40	$42,482
3.38%, 03/27/50 (Call 09/27/49)	25	28,700
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)	25	26,017
		97,199
Auto Manufacturers — 0.0%
American Honda Finance Corp., 1.30%, 09/09/26	10	9,842

Auto Parts & Equipment — 0.1%
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	15	15,543

Banks — 28.5%
Banco Santander SA, 1.85%, 03/25/26	200	199,161
Bank of America Corp.
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.320%)(a)	100	101,249
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(a)	25	24,723
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(a)	90	91,576
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.580%)(a)	25	26,444
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.320%)(a)	60	69,229
4.25%, 10/22/26	120	131,780
Bank of New York Mellon Corp. (The), 2.45%, 08/17/26 (Call 05/17/26)	150	156,464
Barclays PLC, 4.38%, 01/12/26	370	404,428
Citigroup Inc.
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(a)	30	29,847
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(a)	105	119,788
4.65%, 07/23/48 (Call 06/23/48)	55	72,182
4.75%, 05/18/46	65	81,737
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	300	324,104
5.25%, 05/24/41	25	34,773
Credit Suisse Group AG, 3.75%, 03/26/25	300	320,045
Deutsche Bank AG/New York NY, 2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(a)	200	200,135
Goldman Sachs Group Inc. (The)
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(a)	200	200,252
5.15%, 05/22/45	50	65,638
6.75%, 10/01/37	90	127,121
HSBC Holdings PLC
2.01%, 09/22/28 (Call 09/22/27), (SOFR + 1.732%)(a)	400	390,684
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(a)	200	199,905
ING Groep NV, 1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(a)	200	199,078
JPMorgan Chase & Co.
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(a)	150	151,076
3.13%, 01/23/25 (Call 10/23/24)	25	26,277
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(a)	40	43,572
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(a)	25	29,930
5.40%, 01/06/42	25	34,159
6.40%, 05/15/38	110	160,019
Lloyds Banking Group PLC, 1.63%, 05/11/27 (Call 05/11/26)(a)	250	246,143
Mitsubishi UFJ Financial Group Inc., 2.05%, 07/17/30	200	195,202
Mizuho Financial Group Inc., 2.84%, 09/13/26	200	209,360
Morgan Stanley
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(a)	200	195,963
4.30%, 01/27/45	75	92,753
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(a)	55	83,132

Security	Par (000)	Value

Banks (continued)
PNC Financial Services Group Inc. (The), 2.55%, 01/22/30 (Call 10/24/29)	$100	$102,878
Royal Bank of Canada, 1.15%, 07/14/26	50	48,943
Sumitomo Mitsui Financial Group Inc., 3.35%, 10/18/27	270	290,353
U.S. Bancorp., 1.38%, 07/22/30 (Call 04/22/30)	75	70,806
Westpac Banking Corp., 2.15%, 06/03/31	100	100,054
		5,650,963
Beverages — 1.4%
Coca-Cola Co. (The)
3.00%, 03/05/51	70	74,571
3.45%, 03/25/30	50	55,275
Keurig Dr Pepper Inc., 3.80%, 05/01/50 (Call 11/01/49)	30	33,468
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	50	47,566
3.63%, 03/19/50 (Call 09/19/49)	50	59,839
		270,719
Biotechnology — 2.3%
Amgen Inc.
2.00%, 01/15/32 (Call 10/15/31)	40	38,379
4.66%, 06/15/51 (Call 12/15/50)	100	128,478
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	70	68,479
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	60	57,126
4.75%, 03/01/46 (Call 09/01/45)	100	127,227
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	40	37,604
		457,293
Building Materials — 0.6%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	50	51,142
3.58%, 04/05/50 (Call 10/05/49)	40	42,653
Martin Marietta Materials Inc., 2.40%, 07/15/31 (Call 04/15/31)	30	29,814
		123,609
Chemicals — 1.0%
Air Products and Chemicals Inc., 2.05%, 05/15/30 (Call 02/15/30)	15	15,085
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	35	34,410
3.60%, 11/15/50 (Call 05/15/50)	50	54,816
DuPont de Nemours Inc., 5.42%, 11/15/48 (Call 05/15/48)	40	56,290
Sherwin-Williams Co. (The), 4.50%, 06/01/47 (Call 12/01/46)	25	31,229
		191,830
Commercial Services — 0.9%
Automatic Data Processing Inc., 1.25%, 09/01/30 (Call 06/01/30)	50	47,283
PayPal Holdings Inc., 2.65%, 10/01/26 (Call 08/01/26)	80	84,040
RELX Capital Inc., 3.00%, 05/22/30 (Call 02/22/30)	40	42,135
		173,458
Computers — 4.9%
Apple Inc.
1.13%, 05/11/25 (Call 04/11/25)	80	79,881
1.40%, 08/05/28 (Call 06/05/28)	270	263,341
2.70%, 08/05/51 (Call 02/05/51)	50	50,094
4.65%, 02/23/46 (Call 08/23/45)	180	238,260
Dell International LLC/EMC Corp.
5.30%, 10/01/29 (Call 07/01/29)	60	71,274
8.35%, 07/15/46 (Call 01/15/46)	30	50,027
Hewlett Packard Enterprise Co., 6.20%, 10/15/35 (Call 04/15/35)	30	39,420
HP Inc., 2.65%, 06/17/31 (Call 03/17/31)(b)	70	69,089

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
International Business Machines Corp., 4.15%, 05/15/39	$100	$116,291
		977,677
Cosmetics & Personal Care — 1.5%
Procter & Gamble Co. (The)
1.00%, 04/23/26	100	99,000
3.00%, 03/25/30	50	54,379
Unilever Capital Corp., 3.50%, 03/22/28 (Call 12/22/27)	130	143,309
		296,688
Diversified Financial Services — 5.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28 (Call 08/29/28)	155	155,957
Air Lease Corp., 1.88%, 08/15/26 (Call 07/15/26)	105	103,358
Ally Financial Inc., 5.80%, 05/01/25 (Call 04/01/25)	150	169,800
American Express Co., 4.05%, 12/03/42	30	36,127
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	75	70,634
3.00%, 09/15/60 (Call 03/15/60)	30	29,252
Mastercard Inc., 3.85%, 03/26/50 (Call 09/26/49)	25	30,131
Nomura Holdings Inc., 1.65%, 07/14/26	200	196,641
Raymond James Financial Inc., 3.75%, 04/01/51 (Call 10/01/50)	25	28,319
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	40	37,277
3.15%, 12/14/25 (Call 09/14/25)	100	106,854
4.30%, 12/14/45 (Call 06/14/45)	50	63,319
		1,027,669
Electric — 0.1%
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)	10	12,037

Electronics — 0.1%
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	20	19,635

Environmental Control — 0.2%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	25	27,765
Waste Management Inc., 1.50%, 03/15/31 (Call 12/15/30)	20	18,750
		46,515
Food — 1.2%
Conagra Brands Inc., 5.30%, 11/01/38 (Call 05/01/38)	30	38,061
General Mills Inc., 3.20%, 02/10/27 (Call 11/10/26)	60	64,099
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	50	49,003
Mondelez International Inc., 2.75%, 04/13/30 (Call 01/13/30)	25	25,958
Sysco Corp., 6.60%, 04/01/50 (Call 10/01/49)	20	31,587
Tyson Foods Inc., 5.10%, 09/28/48 (Call 03/28/48)	30	40,367
		249,075
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 2.30%, 03/15/30 (Call 12/15/29)	30	30,626

Health Care - Products — 0.7%
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	100	103,690
Thermo Fisher Scientific Inc., 2.80%, 10/15/41 (Call 04/15/41)	40	40,633
		144,323
Health Care - Services — 2.3%
Aetna Inc., 3.88%, 08/15/47 (Call 02/15/47)	20	22,675
Anthem Inc.
2.38%, 01/15/25 (Call 12/15/24)	80	82,377
2.55%, 03/15/31 (Call 12/15/30)	70	71,139
3.60%, 03/15/51 (Call 09/15/50)	55	61,360
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	70	71,241
4.13%, 06/15/29 (Call 03/15/29)	10	10,991

Security	Par (000)	Value

Health Care - Services (continued)
Humana Inc., 2.15%, 02/03/32 (Call 11/03/31)	$40	$38,579
Laboratory Corp. of America Holdings, 3.60%, 02/01/25 (Call 11/01/24)	100	106,096
		464,458
Insurance — 2.2%
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	80	82,844
4.50%, 07/16/44 (Call 01/16/44)	75	91,855
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	20	25,560
Marsh & McLennan Companies Inc., 4.90%, 03/15/49 (Call 09/15/48)	20	27,482
MetLife Inc.
4.05%, 03/01/45	35	42,025
5.70%, 06/15/35	40	54,057
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	15	18,392
Prudential Financial Inc., 4.35%, 02/25/50 (Call 08/25/49)	50	63,759
Travelers Companies Inc. (The), 3.05%, 06/08/51 (Call 12/08/50)	25	26,551
		432,525
Internet — 2.2%
Alphabet Inc.
2.05%, 08/15/50 (Call 02/15/50)	40	36,219
2.25%, 08/15/60 (Call 02/15/60)	25	22,712
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	25	24,667
2.10%, 05/12/31 (Call 02/12/31)	130	130,580
3.25%, 05/12/61 (Call 11/12/60)	130	142,897
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)	20	21,580
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	30	29,535
3.65%, 05/10/51 (Call 11/10/50)	20	21,949
		430,139
Machinery — 0.7%
Caterpillar Financial Services Corp., 0.90%, 03/02/26	25	24,466
Caterpillar Inc., 3.25%, 09/19/49 (Call 03/19/49)	40	44,280
Deere & Co., 3.90%, 06/09/42 (Call 12/09/41)	30	36,061
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	30	30,535
		135,342
Manufacturing — 0.7%
3M Co.
2.88%, 10/15/27 (Call 07/15/27)	20	21,261
3.25%, 08/26/49 (Call 02/26/49)	30	32,973
Illinois Tool Works Inc., 3.90%, 09/01/42 (Call 03/01/42)	25	29,192
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	45	47,844
		131,270
Media — 3.0%
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	70	76,319
5.20%, 09/20/47 (Call 03/20/47)	40	50,178
ViacomCBS Inc.
4.38%, 03/15/43	60	68,052
4.75%, 05/15/25 (Call 04/15/25)	100	110,110
Walt Disney Co. (The)
1.75%, 01/13/26	70	70,485
2.65%, 01/13/31	100	103,791
3.60%, 01/13/51 (Call 07/13/50)	100	114,216
		593,151
Mining — 0.3%
Newmont Corp., 2.25%, 10/01/30 (Call 07/01/30)	30	29,335

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Rio Tinto Alcan Inc., 6.13%, 12/15/33	$25	$34,508
		63,843
Packaging & Containers — 0.1%
WRKCo Inc., 4.65%, 03/15/26 (Call 01/15/26)	20	22,442

Pharmaceuticals — 12.5%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	100	104,901
4.05%, 11/21/39 (Call 05/21/39)	120	137,389
4.25%, 11/21/49 (Call 05/21/49)	110	132,318
4.70%, 05/14/45 (Call 11/14/44)	25	31,019
Astrazeneca Finance LLC, 1.20%, 05/28/26 (Call 04/28/26)	40	39,367
AstraZeneca PLC, 6.45%, 09/15/37	70	103,336
Becton Dickinson and Co.
2.82%, 05/20/30 (Call 02/20/30)	90	92,932
4.67%, 06/06/47 (Call 12/06/46)	15	18,994
Bristol-Myers Squibb Co.
3.40%, 07/26/29 (Call 04/26/29)	100	109,480
4.25%, 10/26/49 (Call 04/26/49)	90	112,565
Cigna Corp.
4.13%, 11/15/25 (Call 09/15/25)	30	32,748
4.90%, 12/15/48 (Call 06/15/48)	100	129,520
CVS Health Corp.
2.13%, 09/15/31 (Call 06/15/31)	110	107,181
3.88%, 07/20/25 (Call 04/20/25)	25	26,986
4.78%, 03/25/38 (Call 09/25/37)	15	18,285
5.05%, 03/25/48 (Call 09/25/47)	150	198,221
Eli Lilly & Co., 2.25%, 05/15/50 (Call 11/15/49)	60	55,736
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25	200	215,480
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)	50	52,034
3.70%, 03/01/46 (Call 09/01/45)	110	131,395
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)	50	47,886
3.70%, 02/10/45 (Call 08/10/44)	80	92,800
Novartis Capital Corp.
2.20%, 08/14/30 (Call 05/14/30)	40	40,738
2.75%, 08/14/50 (Call 02/14/50)	40	40,886
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	280	296,251
Zoetis Inc., 4.50%, 11/13/25 (Call 08/13/25)	100	110,767
		2,479,215
Real Estate Investment Trusts — 2.1%
Alexandria Real Estate Equities Inc., 2.00%, 05/18/32 (Call 02/18/32)	40	38,601
American Tower Corp., 3.10%, 06/15/50 (Call 12/15/49)	30	29,127
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	55	53,081
3.65%, 02/01/26 (Call 11/03/25)	40	42,922
Brixmor Operating Partnership LP, 4.13%, 05/15/29 (Call 02/15/29)	20	22,275
Crown Castle International Corp., 2.90%, 04/01/41 (Call 10/01/40)	40	38,571
Equinix Inc., 2.50%, 05/15/31 (Call 02/15/31)	40	39,660
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	140	150,609
		414,846
Retail — 5.2%
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	25	27,141
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	20	22,396

Security	Par (000)	Value

Retail (continued)
Home Depot Inc. (The), 2.75%, 09/15/51 (Call 03/15/51)	$200	$201,223
Lowe’s Companies Inc.
1.70%, 09/15/28 (Call 07/15/28)	120	117,044
2.80%, 09/15/41 (Call 03/15/41)	70	68,738
McDonald’s Corp.
3.63%, 09/01/49 (Call 03/01/49)	70	78,168
3.70%, 01/30/26 (Call 10/30/25)	200	216,750
Starbucks Corp.
3.50%, 11/15/50 (Call 05/15/50)	25	27,052
3.55%, 08/15/29 (Call 05/15/29)	80	87,511
Target Corp., 2.25%, 04/15/25 (Call 03/15/25)	20	20,604
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	150	159,410
		1,026,037
Semiconductors — 2.7%
Analog Devices Inc., 2.95%, 10/01/51 (Call 04/01/51)	15	15,601
Applied Materials Inc., 4.35%, 04/01/47 (Call 10/01/46)	20	25,801
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	100	98,415
2.80%, 08/12/41 (Call 02/12/41)	100	100,286
3.05%, 08/12/51 (Call 02/12/51)	80	82,618
Lam Research Corp., 4.88%, 03/15/49 (Call 09/15/48)	20	27,617
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	25	25,535
Micron Technology Inc., 4.66%, 02/15/30 (Call 11/15/29)	35	40,052
NVIDIA Corp., 3.50%, 04/01/40 (Call 10/01/39)	40	45,074
NXP BV/NXP Funding LLC/NXP USA Inc., 3.25%, 05/11/41 (Call 11/11/40)(b)	35	35,911
Texas Instruments Inc., 3.88%, 03/15/39 (Call 09/15/38)	40	47,885
		544,795
Software — 7.3%
Activision Blizzard Inc., 2.50%, 09/15/50 (Call 03/15/50)	20	17,394
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)	25	24,725
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	25	25,773
Citrix Systems Inc., 3.30%, 03/01/30 (Call 12/01/29)	35	35,467
Fidelity National Information Services Inc., 1.15%, 03/01/26 (Call 02/01/26)	100	97,566
Fiserv Inc.
3.20%, 07/01/26 (Call 05/01/26)	40	42,175
4.40%, 07/01/49 (Call 01/01/49)	35	41,710
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)	250	246,389
3.30%, 02/06/27 (Call 11/06/26)	100	108,253
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	140	144,092
2.88%, 03/25/31 (Call 12/25/30)	200	204,442
3.95%, 03/25/51 (Call 09/25/50)	45	48,445
4.00%, 07/15/46 (Call 01/15/46)	220	236,986
salesforce.com Inc.
1.95%, 07/15/31 (Call 04/15/31)	40	39,659
2.90%, 07/15/51 (Call 01/15/51)	30	31,059
VMware Inc., 1.40%, 08/15/26 (Call 07/15/26)	100	97,660
		1,441,795
Telecommunications — 6.3%
Bell Canada, 4.46%, 04/01/48 (Call 10/01/47)	15	18,844
British Telecommunications PLC, 9.63%, 12/15/30	35	52,090
Cisco Systems Inc., 5.90%, 02/15/39	35	50,596
Corning Inc., 4.38%, 11/15/57 (Call 05/15/57)	30	36,846
Motorola Solutions Inc., 2.30%, 11/15/30 (Call 08/15/30)	30	29,370
Orange SA, 5.50%, 02/06/44 (Call 08/06/43)	30	41,030

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Rogers Communications Inc., 4.35%, 05/01/49 (Call 11/01/48)	$30	$34,760
Telefonica Emisiones SA, 7.05%, 06/20/36	100	143,332
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	100	99,150
2.55%, 03/21/31 (Call 12/21/30)	200	202,104
2.99%, 10/30/56 (Call 04/30/56)	140	135,320
3.40%, 03/22/41 (Call 09/22/40)	150	159,452
Vodafone Group PLC
4.38%, 05/30/28	140	158,016
5.25%, 05/30/48	65	84,458
		1,245,368
Transportation — 1.1%
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	50	49,852
3.25%, 04/01/26 (Call 01/01/26)	30	32,171
4.55%, 04/01/46 (Call 10/01/45)	60	72,703
United Parcel Service Inc., 3.75%, 11/15/47 (Call 05/15/47)	50	60,186
		214,912
Water — 0.1%
American Water Capital Corp., 3.75%, 09/01/47 (Call 03/01/47)	15	17,082

Total Corporate Bonds & Notes — 98.1%
(Cost: $19,654,049)		19,451,921

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	320	$320,000

Total Short-Term Investments — 1.6%
(Cost: $320,000)		320,000

Total Investments in Securities — 99.7%
(Cost: $19,974,049)		19,771,921

Other Assets, Less Liabilities — 0.3%		64,851

Net Assets — 100.0%		$19,836,772

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 11/08/21	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—		$320,000	(b)	$—	$—	$—	$320,000	320	$1	$—

(a)	Commencement of operations.

(b)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced Investment Grade Corporate Bond ETF
November 30, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$19,451,921	$—	$19,451,921
Money Market Funds	320,000	—	—	320,000
	$320,000	$19,451,921	$—	$19,771,921

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate